Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000256275 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000256275 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000256274 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000256274 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192678 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000192680 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000192680 | Energy
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000192683 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000192684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000192684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000192669 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192669 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000192674 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000192674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192671 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000192671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000256267 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000256267 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000192676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	97.50%